(LOSS)/INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Reconciliation between basic and diluted income/(loss) per common share
The following table provides a reconciliation between basic and diluted (loss)/income per common share:

	For the Years Ended December 31,
	2018	2017
Net (loss)/income attributable to Golden Star shareholders	$(18,123)	$38,771
Adjustments:
Interest expense on 7% Convertible Debentures	—	3,657
Accretion of 7% Convertible Debentures discount	—	1,845
Gain on fair value of 7% Convertible Debentures embedded derivative	—	(2,095)
Diluted (loss)/income	$(18,123)	$42,178

Weighted average number of basic shares (millions) [1]	84.3	74.7
Dilutive securities:
Options	—	0.5
Deferred share units	—	1.1
Performance and restricted share units	—	0.3
7% Convertible Debentures	—	11.6
Weighted average number of diluted shares (millions)	84.3	88.2

(Loss)/income per share attributable to Golden Star shareholders:
Basic	$(0.21)	$0.52
Diluted	$(0.21)	$0.48

[1] See Note 13 for share consolidation details.